Acquisitions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2015
Business Acquisition [Line Items]
Document Fiscal Year Focus	2015
Deferred Payments on Acquisitions of Subsidiaries	$ 7	$ 10	$ 2
Additional consideration up to	156	26
Goodwill	3,737	2,937	$ 2,838
Business Acquisition, Transaction Costs	84	7
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	99
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	3
Fiduciary Assets	10,458	8,948
Fiduciary Liabilities	(10,458)	(8,948)
Debt, Current	988	167
Miller Insurance Services LLP [Member]
Business Acquisition [Line Items]
Additional consideration up to	150
Gras Savoye [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Other	592
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 88
Business Acquisition, Pro Forma Net Income (Loss)	371	339
Business Acquisition, Pro Forma Revenue	4,264	4,308
Cash consideration	582
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	59
Business Combination, Step Acquisition, Remeasurement Fair Value	241
Additional consideration up to	15
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				(40)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				(188)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	445
Goodwill				573
Business Combination, Consideration Transferred	833
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	459	659
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	$ 362	$ 520
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 5.46	$ 5.06
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 5.38	$ 4.99
Fiduciary Assets				625
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables				95
Intangible Assets, Gross (Excluding Goodwill)				445
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				55
Fiduciary Liabilities				(625)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue				(76)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				(80)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent				(89)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				823
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent				$ 50
Business Combination, Deferred Consideration, Fair Value	$ 10
Miller Group [Member]
Business Acquisition [Line Items]
Cash consideration	232
Deferred Payments on Acquisitions of Subsidiaries	124
Additional consideration up to	29
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	1,122
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(844)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	231
Business Combination, Consideration Transferred	401
Max Matthiessen [Member]
Business Acquisition [Line Items]
Cash consideration		$ 204
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 134
Business Acquisition, Percentage of Voting Interests Acquired		75.80%
Charles Monat [Member]
Business Acquisition [Line Items]
Cash consideration		$ 59
Additional consideration up to	15	29
Business Combination, Contingent Consideration, Fair Value		$ 12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	35
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Other Acquisitions [Domain]
Business Acquisition [Line Items]
Cash consideration	163
Additional consideration up to	25
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	115
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(35)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 82
Acquired intangible assets, expected life	14 years
Business Combination, Consideration Transferred	$ 188
CKA Risk Solutions [Member]
Business Acquisition [Line Items]
Additional consideration up to	16
Acquired trade names | Gras Savoye [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 34
Acquired intangible assets, expected life	14 years
Acquired trade names | Miller Group [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 14
Acquired intangible assets, expected life	15 years
Acquired trade names | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 2
Acquired intangible assets, expected life		4 years
Acquired trade names | Charles Monat [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 8
Acquired intangible assets, expected life		5 years
Goodwill [Member] | Miller Group [Member]
Business Acquisition [Line Items]
Goodwill	$ 184
Business Acquisition, Goodwill, Expected Tax Deductible Amount	22
Goodwill [Member] | Max Matthiessen [Member]
Business Acquisition [Line Items]
Goodwill		$ 139
Goodwill [Member] | Charles Monat [Member]
Business Acquisition [Line Items]
Goodwill		31
Goodwill [Member] | Other Acquisitions [Domain]
Business Acquisition [Line Items]
Goodwill	$ 108
Non-compete Agreements
Business Acquisition [Line Items]
Acquired intangible assets, expected life	5 years
Client relationships | Gras Savoye [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 332
Acquired intangible assets, expected life	20 years
Client relationships | Miller Group [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 217
Acquired intangible assets, expected life	14 years
Client relationships | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 56
Acquired intangible assets, expected life		12 years
Client relationships | Charles Monat [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 27
Acquired intangible assets, expected life		11 years
Management contracts [Member] | Max Matthiessen [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 76
Acquired intangible assets, expected life		18 years
Computer Software, Intangible Asset [Member] | Gras Savoye [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 79
Acquired intangible assets, expected life	5 years
Euro [Member] | Gras Savoye [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Other	$ 544
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	54
Business Combination, Step Acquisition, Remeasurement Fair Value	221
Business Combination, Consideration Transferred	$ 765